Investments Accounted for Using the Equity Method (Summarized Statement of Comprehensive Income for Material Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Revenue	¥ 107,688,907	¥ 91,962,415	¥ 77,842,906
Profit/(loss) for the year	5,336,218	6,154,159	5,981,473
Other comprehensive income/(loss)	(7,014)	(810)	18,213
Total comprehensive income for the year	5,329,204	6,153,349	5,999,686
Shanghai Secco [member]
Disclosure of associates [line items]
Revenue	26,319,957	29,186,371	23,969,408
Profit/(loss) for the year	3,228,682	5,179,254	3,753,476
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	3,228,682	5,179,254	3,753,476
Dividends declared by associate	3,675,840	2,105,600	2,451,000
Chemical Industry [member]
Disclosure of associates [line items]
Revenue	1,880,004	2,664,866	2,471,027
Profit/(loss) for the year	472,804	407,709	513,804
Other comprehensive income/(loss)	(18,331)	(2,116)	47,603
Total comprehensive income for the year	454,473	405,593	561,407
Dividends declared by associate	61,001	53,001	45,000
Jinsen [member]
Disclosure of associates [line items]
Revenue	208,901	193,007	167,956
Profit/(loss) for the year	(12,845)	(17,069)	(16,394)
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	(12,845)	(17,069)	(16,394)
Dividends declared by associate	0	0	7,340
Azbil [member]
Disclosure of associates [line items]
Revenue	255,554	234,852	180,108
Profit/(loss) for the year	30,119	26,182	16,278
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	30,119	26,182	16,278
Dividends declared by associate	¥ 25,900	¥ 17,000	¥ 18,000